Note 14 - Stock Options and Nonvested Shares (Detail) - Summary of the status of the nonvested shares and changes during the year: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
At the beginning of year 2010 (in Shares)	1,900,445	1,900,445	3,343,453
At the beginning of year 2010	$ 0.69	$ 1.43	$ 1.84
At the beginning of year 2010	$ 615,744	$ 2,481,981	$ 4,881,441
Vested (in Shares)			(1,443,008)
Vested			$ (2,117,855)
At the end of year (in Shares)	1,900,445	1,900,445	1,900,445
At the end of year	$ 0.27	$ 0.69	$ 1.43
At the end of year	$ 433,301	$ 615,744	$ 2,481,981